Fees Summary	Aug. 13, 2024 USD ($)
Fees Summary [Line Items]
Total Offering	$ 324,392,250
Previously Paid Amount	0
Total Fee Amount	47,881
Total Offset Amount	0
Net Fee	$ 47,881